Land Use Rights, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Land and Land Improvements [Abstract]
Land Use Rights, Net
10.	Land Use Rights, Net
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Land use rights	264,886	399,054
Less: Accumulated amortization	(14,952)	(16,747)

Total land use rights, net	249,934	382,307

In November 2017, February 2018, May 2018 and January 2021, the Group acquired land use rights to build factories for manufacturing vehicles of the Group in Zhaoqing and Guangzhou, Guangdong provinc
e
, the PRC.
The Group recorded amortization expenses for land use rights of RMB1,331 and RMB1,795 for the three months ended March 31, 2020 and 2021, respectively.

10. Land Use Rights, Net
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2019	2020
Land use rights	264,886	264,886
Less: Accumulated amortization	(9,629)	(14,952)

Total land use rights, net	255,257	249,934

In November 2017, February 2018 and May 2018, the Group acquired land use rights to build a factory for manufacturing vehicles of the Group in Zhaoqing city, Guangdong province, PRC.

The Group recorded amortization expenses for land use rights of RMB4,058, RMB5,323 and RMB5,323 for the years ended December 31, 2018, 2019 and 2020, respectively.